Schedule of Investments (unaudited)	iShares® iBonds® Dec 2032 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
Lockheed Martin Corp., 3.90%, 06/15/32 (Call 03/15/32)	$615	$575,333
RTX Corp., 2.38%, 03/15/32 (Call 12/15/31)	895	728,261
		1,303,594
Agriculture — 2.5%
Altria Group Inc., 2.45%, 02/04/32 (Call 11/04/31)	1,492	1,172,682
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	498	432,677
5.94%, 10/01/32(a)	430	463,643
BAT Capital Corp.
4.74%, 03/16/32 (Call 12/16/31)	801	726,980
7.75%, 10/19/32 (Call 07/19/32)	460	508,452
Philip Morris International Inc., 5.75%, 11/17/32 (Call 08/17/32)	1,275	1,303,254
		4,607,688
Airlines — 0.7%
American Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	406	354,113
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(a)	247	226,029
Series 2019-1, Class AA, 2.75%, 11/15/33(a)	290	246,756
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/01/33	464	393,329
		1,220,227
Apparel — 0.2%
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	462	367,757

Auto Manufacturers — 1.4%
General Motors Co., 5.60%, 10/15/32 (Call 07/15/32)(a)	1,110	1,086,879
General Motors Financial Co. Inc., 3.10%, 01/12/32 (Call 10/12/31)	990	808,523
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)(a)	625	555,312
Toyota Motor Credit Corp., 2.40%, 01/13/32	239	199,620
		2,650,334
Auto Parts & Equipment — 0.4%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)(a)	730	624,938
Lear Corp., 2.60%, 01/15/32 (Call 10/15/31)(a)	201	157,972
		782,910
Banks — 4.9%
Bank of New York Mellon Corp. (The), 2.50%, 01/26/32 (Call 10/26/31)(a)	449	367,520
Bank of Nova Scotia (The), 2.45%, 02/02/32	775	633,198
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)(a)	860	773,544
Citigroup Inc., 6.63%, 06/15/32	884	933,663
Citizens Financial Group Inc., 2.64%, 09/30/32 (Call 07/02/32)(a)	490	362,879
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	360	305,194
Morgan Stanley, 7.25%, 04/01/32	895	1,026,404
Northern Trust Corp., 6.13%, 11/02/32 (Call 08/02/32)(a)	869	905,646
Royal Bank of Canada, 3.88%, 05/04/32	900	824,094
Toronto-Dominion Bank (The)
2.45%, 01/12/32	582	475,511
3.20%, 03/10/32	1,080	931,306
4.46%, 06/08/32	1,748	1,645,760
		9,184,719
Beverages — 2.3%
Coca-Cola Co. (The), 2.25%, 01/05/32	1,385	1,170,574
Security	Par (000)	Value

Beverages (continued)
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 (Call 06/01/32)	$585	$457,119
Constellation Brands Inc., 4.75%, 05/09/32 (Call 02/09/32)(a)	626	604,672
Diageo Capital PLC, 2.13%, 04/29/32 (Call 01/29/32)	690	559,880
Keurig Dr Pepper Inc., 4.05%, 04/15/32 (Call 01/15/32)(a)	755	700,806
PepsiCo Inc., 3.90%, 07/18/32 (Call 04/18/32)(a)	805	773,275
		4,266,326
Biotechnology — 1.1%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	832	657,738
3.35%, 02/22/32 (Call 11/22/31)	892	783,256
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	656	575,902
		2,016,896
Building Materials — 0.3%
Fortune Brands Home & Security Inc., 4.00%, 03/25/32 (Call 12/25/31)	252	224,411
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 4.90%, 12/01/32 (Call 09/01/32)(a)	378	373,453
		597,864
Chemicals — 1.5%
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	537	514,408
Cabot Corp., 5.00%, 06/30/32 (Call 03/30/32)	365	348,940
Celanese U.S. Holdings LLC, 6.38%, 07/15/32 (Call 04/15/32)(a)	831	840,183
Ecolab Inc., 2.13%, 02/01/32 (Call 11/01/31)(a)	600	493,404
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	198	158,539
Sherwin-Williams Co. (The), 2.20%, 03/15/32 (Call 12/15/31)	497	399,583
		2,755,057
Commercial Services — 2.7%
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)	628	593,498
Global Payments Inc., 5.40%, 08/15/32 (Call 05/15/32)	662	649,217
Johns Hopkins University, 4.71%, 07/01/32 (Call 04/01/32)	285	285,134
Moody's Corp., 4.25%, 08/08/32 (Call 05/08/32)	467	443,669
PayPal Holdings Inc., 4.40%, 06/01/32 (Call 03/01/32)	872	841,122
Quanta Services Inc., 2.35%, 01/15/32 (Call 10/15/31)	364	288,150
RELX Capital Inc., 4.75%, 05/20/32 (Call 02/20/32)	474	462,330
S&P Global Inc., 2.90%, 03/01/32 (Call 12/01/31)	1,302	1,125,240
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	483	375,412
		5,063,772
Computers — 1.7%
Apple Inc., 3.35%, 08/08/32 (Call 05/08/32)(a)	1,155	1,072,995
HP Inc., 4.20%, 04/15/32 (Call 01/15/32)	405	364,925
International Business Machines Corp.
2.72%, 02/09/32 (Call 11/09/31)	225	191,569
4.40%, 07/27/32 (Call 04/27/32)	895	857,992
5.88%, 11/29/32	386	410,909
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)	404	297,219
		3,195,609
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co., 3.25%, 08/15/32 (Call 05/15/32)	304	279,099
GSK Consumer Healthcare Capital U.S. LLC, 3.63%, 03/24/32 (Call 12/24/31)	1,704	1,524,944
Procter & Gamble Co. (The), 2.30%, 02/01/32(a)	685	592,032

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp., 5.90%, 11/15/32	$674	$735,536
		3,131,611
Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/32 (Call 10/30/31)	3,151	2,579,346
Air Lease Corp., 2.88%, 01/15/32 (Call 10/15/31)(a)	653	525,711
Ameriprise Financial Inc., 4.50%, 05/13/32 (Call 02/13/32)	492	469,880
Brookfield Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	505	394,223
Cboe Global Markets Inc., 3.00%, 03/16/32 (Call 12/16/31)	315	268,430
Charles Schwab Corp. (The), 2.90%, 03/03/32 (Call 12/03/31)(a)	875	732,366
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	715	609,366
Credit Suisse USA Inc., 7.13%, 07/15/32	645	715,376
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)	665	681,259
Intercontinental Exchange Inc., 1.85%, 09/15/32 (Call 06/15/32)	1,315	1,012,800
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	442	340,066
Nomura Holdings Inc., 3.00%, 01/22/32	670	539,772
ORIX Corp.
4.00%, 04/13/32(a)	404	370,423
5.20%, 09/13/32(a)	315	317,495
		9,556,513
Electric — 11.1%
AEP Texas Inc., 4.70%, 05/15/32 (Call 02/15/32)	480	460,896
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)(a)	402	349,760
3.94%, 09/01/32 (Call 03/01/32)	253	232,813
Ameren Illinois Co., 3.85%, 09/01/32 (Call 06/01/32)	276	252,336
American Electric Power Co. Inc., 5.95%, 11/01/32 (Call 08/01/32)	328	342,127
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	470	442,021
Arizona Public Service Co., 6.35%, 12/15/32 (Call 09/15/32)(a)	261	276,344
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	205	176,610
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	510	490,309
Commonwealth Edison Co., 3.15%, 03/15/32 (Call 12/15/31)	343	300,749
Consumers Energy Co., 3.60%, 08/15/32 (Call 02/15/32)	322	290,006
Dominion Energy Inc.
4.35%, 08/15/32 (Call 05/15/32)	356	334,124
5.38%, 11/15/32 (Call 08/15/32)(a)	915	916,986
Dominion Energy South Carolina Inc., 6.63%, 02/01/32	175	192,321
DTE Electric Co., Series A, 3.00%, 03/01/32 (Call 12/01/31)	456	393,542
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)	525	445,242
6.45%, 10/15/32(a)	110	119,167
Duke Energy Corp., 4.50%, 08/15/32 (Call 05/15/32)	727	685,997
Duke Energy Progress LLC, 3.40%, 04/01/32 (Call 01/01/32)	877	779,364
Entergy Louisiana LLC, 2.35%, 06/15/32 (Call 03/15/32)	437	350,609
Eversource Energy, 3.38%, 03/01/32 (Call 12/01/31)	525	457,091
Exelon Corp., 3.35%, 03/15/32 (Call 12/15/31)	390	339,401
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	1,230	1,032,388
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	370	357,461
Security	Par (000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32 (Call 01/15/32)	$570	$473,881
4.02%, 11/01/32 (Call 05/01/32)	180	164,756
4.15%, 12/15/32 (Call 09/15/32)	465	428,865
Series C, 8.00%, 03/01/32	221	259,041
NextEra Energy Capital Holdings Inc.
2.44%, 01/15/32 (Call 10/15/31)	772	627,235
5.00%, 07/15/32 (Call 04/15/32)	885	869,371
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32 (Call 03/01/32)(a)	165	156,229
4.55%, 09/15/32 (Call 06/15/32)	895	864,319
7.00%, 05/01/32	320	360,723
Pacific Gas and Electric Co.
4.40%, 03/01/32 (Call 12/01/31)	190	166,201
5.90%, 06/15/32 (Call 03/15/32)	679	658,616
Public Service Co. of Colorado, 4.10%, 06/01/32 (Call 12/01/31)(a)	265	246,204
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	508	444,444
4.90%, 12/15/32 (Call 09/15/32)	283	283,031
Puget Energy Inc., 4.22%, 03/15/32 (Call 12/15/31)	391	350,954
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	389	334,365
Southern California Edison Co.
2.75%, 02/01/32 (Call 11/01/31)	360	301,129
5.95%, 11/01/32 (Call 08/01/32)(a)	675	708,122
Southern Co. (The), 5.70%, 10/15/32 (Call 04/15/32)	800	825,192
Tucson Electric Power Co., 3.25%, 05/15/32 (Call 02/15/32)(a)	98	85,041
Union Electric Co., 2.15%, 03/15/32 (Call 12/15/31)	646	516,451
Virginia Electric & Power Co., 2.40%, 03/30/32 (Call 12/30/31)	285	232,970
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	470	463,331
Wisconsin Power and Light Co., 3.95%, 09/01/32 (Call 06/01/32)	416	382,774
Xcel Energy Inc., 4.60%, 06/01/32 (Call 12/01/31)	627	592,854
		20,813,763
Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	503	498,749
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	385	313,421
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	198	188,924
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 11/04/31)	537	448,964
		1,450,058
Entertainment — 1.9%
Warnermedia Holdings Inc., 4.28%, 03/15/32 (Call 12/15/31)	4,001	3,545,246

Environmental Control — 1.2%
Republic Services Inc., 1.75%, 02/15/32 (Call 11/15/31)	700	546,532
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	574	462,856
3.20%, 06/01/32 (Call 03/01/32)	435	377,371
Waste Management Inc., 4.15%, 04/15/32 (Call 01/15/32)(a)	845	802,522
		2,189,281

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 1.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)(b)	$830	$650,181
3.63%, 01/15/32 (Call 01/15/27)(a)(b)	705	581,519
JM Smucker Co. (The), 2.13%, 03/15/32 (Call 12/15/31)(a)	323	258,742
Kraft Heinz Foods Co., 6.75%, 03/15/32	290	319,122
Mondelez International Inc.
1.88%, 10/15/32 (Call 07/15/32)	564	438,950
3.00%, 03/17/32 (Call 12/17/31)	652	564,091
Pilgrim's Pride Corp., 3.50%, 03/01/32 (Call 09/01/26)	747	603,486
		3,416,091
Forest Products & Paper — 0.3%
Suzano Austria GmbH, 3.13%, 01/15/32 (Call 10/15/31)(a)	760	610,470

Gas — 0.8%
Atmos Energy Corp., 5.45%, 10/15/32 (Call 07/15/32)(a)	165	170,678
CenterPoint Energy Resources Corp., 4.40%, 07/01/32 (Call 04/01/32)(a)	330	313,566
ONE Gas Inc., 4.25%, 09/01/32 (Call 06/01/32)(a)	300	282,114
Southern Co. Gas Capital Corp., 5.15%, 09/15/32 (Call 03/15/32)	345	340,111
Southwest Gas Corp., 4.05%, 03/15/32 (Call 12/15/31)	490	444,993
		1,551,462
Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(a)	428	365,118

Health Care - Products — 1.5%
Baxter International Inc., 2.54%, 02/01/32 (Call 11/01/31)(a)	1,263	1,022,171
GE HealthCare Technologies Inc., 5.91%, 11/22/32 (Call 08/22/32)	1,290	1,340,568
Thermo Fisher Scientific Inc., 4.95%, 11/21/32 (Call 08/21/32)	532	538,480
		2,901,219
Health Care - Services — 2.6%
Adventist Health System, 5.43%, 03/01/32 (Call 12/01/31)(a)	210	208,478
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	574	534,107
Elevance Health Inc., 5.50%, 10/15/32 (Call 07/15/32)	510	523,184
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)(b)	1,621	1,406,639
Humana Inc., 2.15%, 02/03/32 (Call 11/03/31)	639	502,529
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	190	148,612
UnitedHealth Group Inc., 4.20%, 05/15/32 (Call 02/15/32)	1,221	1,162,404
Universal Health Services Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	40	31,450
2.65%, 01/15/32 (Call 10/15/31)	365	286,985
		4,804,388
Home Builders — 0.1%
PulteGroup Inc., 7.88%, 06/15/32	203	231,789

Home Furnishings — 0.1%
Whirlpool Corp., 4.70%, 05/14/32 (Call 02/14/32)	292	279,175

Household Products & Wares — 0.7%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	385	300,273
Church & Dwight Co. Inc., 5.60%, 11/15/32 (Call 08/15/32)	480	502,272
Security	Par (000)	Value

Household Products & Wares (continued)
Clorox Co. (The), 4.60%, 05/01/32 (Call 02/01/32)(a)	$540	$527,008
		1,329,553
Insurance — 3.8%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/32 (Call 06/12/32)	465	459,099
Assurant Inc., 2.65%, 01/15/32 (Call 10/15/31)	265	198,692
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32 (Call 12/15/31)(a)	875	769,816
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	515	465,565
Corebridge Financial Inc., 3.90%, 04/05/32 (Call 01/05/32)	1,240	1,093,544
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)	605	588,750
Globe Life Inc., 4.80%, 06/15/32 (Call 03/15/32)(a)	325	310,986
Jackson Financial Inc., 5.67%, 06/08/32 (Call 03/08/32)	277	265,239
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)(a)	328	269,537
Lincoln National Corp., 3.40%, 03/01/32 (Call 12/01/31)	231	187,584
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(a)	588	533,880
Marsh & McLennan Companies Inc., 5.75%, 11/01/32 (Call 08/01/32)	459	482,905
MetLife Inc., 6.50%, 12/15/32(a)	520	571,636
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)	443	386,185
6.25%, 12/01/32	328	355,345
Prudential Funding Asia PLC, 3.63%, 03/24/32	315	279,748
		7,218,511
Internet — 3.2%
Amazon.com Inc.
3.60%, 04/13/32 (Call 01/13/32)	2,170	2,010,982
4.70%, 12/01/32 (Call 09/01/32)	1,567	1,572,156
eBay Inc., 6.30%, 11/22/32 (Call 08/22/32)(a)	324	347,341
Meta Platforms Inc., 3.85%, 08/15/32 (Call 05/15/32)	2,294	2,131,539
		6,062,018
Iron & Steel — 0.7%
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)	835	862,004
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	517	447,841
		1,309,845
Leisure Time — 0.2%
Brunswick Corp., 4.40%, 09/15/32 (Call 06/15/32)	400	349,468

Lodging — 0.4%
Marriott International Inc./MD, Series GG, 3.50%, 10/15/32 (Call 07/15/32)	848	732,926

Machinery — 0.6%
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	346	276,776
John Deere Capital Corp.
3.90%, 06/07/32	476	448,835
4.35%, 09/15/32	495	482,268
		1,207,879
Manufacturing — 1.4%
Carlisle Companies Inc., 2.20%, 03/01/32 (Call 12/01/31)	261	206,480
Eaton Corp., 4.00%, 11/02/32	560	523,421
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	930	897,571
General Electric Co., 6.75%, 03/15/32	635	714,076
Pentair Finance Sarl, 5.90%, 07/15/32 (Call 04/15/32)	345	354,132
		2,695,680

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 1.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 02/01/32 (Call 11/01/31)	$823	$622,435
Comcast Corp., 5.50%, 11/15/32 (Call 08/15/32)	893	923,344
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	404	346,887
Grupo Televisa SAB, 8.50%, 03/11/32	170	200,738
Paramount Global, 4.20%, 05/19/32 (Call 02/19/32)(a)	851	707,589
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	450	511,407
		3,312,400
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.13%, 04/01/32 (Call 01/01/32)	270	242,282

Mining — 0.4%
Newmont Corp., 2.60%, 07/15/32 (Call 04/15/32)	895	727,563

Oil & Gas — 2.4%
BP Capital Markets America Inc., 2.72%, 01/12/32 (Call 10/12/31)	1,540	1,307,321
Canadian Natural Resources Ltd., 7.20%, 01/15/32	257	281,541
Cenovus Energy Inc., 2.65%, 01/15/32 (Call 10/15/31)	467	378,419
ConocoPhillips Co., 5.90%, 10/15/32(a)	450	484,421
Devon Energy Corp., 7.95%, 04/15/32	320	368,502
Marathon Oil Corp., 6.80%, 03/15/32	483	509,019
Suncor Energy Inc., 7.15%, 02/01/32	432	464,720
Valero Energy Corp., 7.50%, 04/15/32(a)	632	715,829
		4,509,772
Packaging & Containers — 0.5%
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	310	263,714
Sonoco Products Co., 2.85%, 02/01/32 (Call 11/01/31)	478	397,558
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)(a)	305	278,175
		939,447
Pharmaceuticals — 1.3%
Becton Dickinson and Co., 4.30%, 08/22/32 (Call 05/22/32)	469	445,193
Bristol-Myers Squibb Co., 2.95%, 03/15/32 (Call 12/15/31)(a)	1,495	1,307,811
Zoetis Inc., 5.60%, 11/16/32 (Call 08/16/32)	685	714,003
		2,467,007
Pipelines — 3.4%
Boardwalk Pipelines LP, 3.60%, 09/01/32 (Call 06/01/32)	442	376,907
Cheniere Energy Partners LP, 3.25%, 01/31/32 (Call 01/31/27)	999	831,847
DCP Midstream Operating LP, 3.25%, 02/15/32 (Call 08/15/31)	345	292,515
Kinder Morgan Energy Partners LP, 7.75%, 03/15/32(a)	210	236,187
Kinder Morgan Inc., 7.75%, 01/15/32	839	960,017
MPLX LP, 4.95%, 09/01/32 (Call 06/01/32)	793	758,592
ONEOK Inc., 6.10%, 11/15/32 (Call 08/15/32)	620	633,367
Targa Resources Corp., 4.00%, 01/15/32 (Call 07/15/26)	840	736,268
Texas Eastern Transmission LP, 7.00%, 07/15/32	410	455,818
Williams Companies Inc. (The)
4.65%, 08/15/32 (Call 05/15/32)	884	843,522
8.75%, 03/15/32	295	349,923
		6,474,963
Real Estate Investment Trusts — 7.1%
Agree LP, 4.80%, 10/01/32 (Call 07/01/32)	282	262,511
Alexandria Real Estate Equities Inc., 2.00%, 05/18/32 (Call 02/18/32)	802	614,164
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)(a)	$465	$403,578
American Tower Corp., 4.05%, 03/15/32 (Call 12/15/31)(a)	594	536,590
AvalonBay Communities Inc., 2.05%, 01/15/32 (Call 10/15/31)(a)	400	322,376
Boston Properties LP, 2.55%, 04/01/32 (Call 01/01/32)	714	543,804
CubeSmart LP, 2.50%, 02/15/32 (Call 11/15/31)	430	341,884
Equinix Inc., 3.90%, 04/15/32 (Call 01/15/32)	977	878,938
Essex Portfolio LP, 2.65%, 03/15/32 (Call 12/15/31)	545	437,292
Extra Space Storage LP, 2.35%, 03/15/32 (Call 12/15/31)	493	387,641
GLP Capital LP/GLP Financing II Inc., 3.25%, 01/15/32 (Call 10/15/31)	666	544,615
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	652	640,329
Invitation Homes Operating Partnership LP, 4.15%, 04/15/32 (Call 01/15/32)	480	433,483
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)	365	255,617
Kimco Realty Corp., 3.20%, 04/01/32 (Call 01/01/32)	420	352,384
Piedmont Operating Partnership LP, 2.75%, 04/01/32 (Call 01/01/32)	185	125,141
Prologis LP, 2.25%, 01/15/32 (Call 10/15/31)	489	395,865
Realty Income Corp.
2.85%, 12/15/32 (Call 09/15/32)	421	343,464
5.63%, 10/13/32 (Call 07/13/32)	822	835,645
Safehold GL Holdings LLC, 2.85%, 01/15/32 (Call 10/15/31)	218	167,808
Simon Property Group LP
2.25%, 01/15/32 (Call 10/15/31)	792	621,570
2.65%, 02/01/32 (Call 11/01/31)(a)	410	333,629
Spirit Realty LP, 2.70%, 02/15/32 (Call 11/15/31)	225	173,104
Sun Communities Operating LP, 4.20%, 04/15/32 (Call 01/15/32)	552	486,627
UDR Inc., 2.10%, 08/01/32 (Call 05/01/32)	250	189,065
VICI Properties LP, 5.13%, 05/15/32 (Call 02/15/32)	1,204	1,131,784
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	483	393,655
3.85%, 06/15/32 (Call 03/15/32)	431	382,366
Weyerhaeuser Co., 7.38%, 03/15/32	487	550,281
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)	260	204,924
		13,290,134
Retail — 5.6%
Advance Auto Parts Inc., 3.50%, 03/15/32 (Call 12/15/31)(a)	291	236,871
AutoNation Inc., 3.85%, 03/01/32 (Call 12/01/31)(a)	540	456,943
AutoZone Inc., 4.75%, 08/01/32 (Call 05/01/32)(a)	670	646,711
Costco Wholesale Corp., 1.75%, 04/20/32 (Call 01/20/32)	683	547,698
Dick's Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	614	498,979
Dollar General Corp., 5.00%, 11/01/32 (Call 08/01/32)(a)	560	543,267
Genuine Parts Co., 2.75%, 02/01/32 (Call 11/01/31)	470	385,691
Home Depot Inc. (The)
3.25%, 04/15/32 (Call 01/15/32)	1,035	927,049
4.50%, 09/15/32 (Call 06/15/32)(a)	1,012	995,950
Lowe's Companies Inc., 3.75%, 04/01/32 (Call 01/01/32)	1,312	1,188,974
McDonald's Corp., 4.60%, 09/09/32 (Call 06/09/32)(a)	701	691,943
O'Reilly Automotive Inc., 4.70%, 06/15/32 (Call 03/15/32)	742	714,442
Starbucks Corp., 3.00%, 02/14/32 (Call 11/14/31)	734	634,448
Target Corp.
4.50%, 09/15/32 (Call 06/15/32)	1,070	1,041,784
6.35%, 11/01/32	50	54,978

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walmart Inc., 4.15%, 09/09/32 (Call 06/09/32)	$1,010	$990,063
		10,555,791
Semiconductors — 4.6%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)(a)	491	461,643
Analog Devices Inc., 4.25%, 10/01/32 (Call 07/01/32)	55	52,823
Broadcom Inc.
4.15%, 04/15/32 (Call 01/15/32)(b)	994	897,005
4.30%, 11/15/32 (Call 08/15/32)	1,637	1,493,189
Intel Corp.
4.00%, 12/15/32	470	438,736
4.15%, 08/05/32 (Call 05/05/32)	1,150	1,091,350
KLA Corp., 4.65%, 07/15/32 (Call 04/15/32)(a)	831	821,369
Micron Technology Inc., 2.70%, 04/15/32 (Call 01/15/32)	815	647,599
NXP BV/NXP Funding LLC/NXP USA Inc., 2.65%, 02/15/32 (Call 11/15/31)	863	699,669
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	1,000	784,960
4.25%, 05/20/32 (Call 02/20/32)	420	407,631
Texas Instruments Inc., 3.65%, 08/16/32 (Call 05/16/32)	335	309,188
TSMC Arizona Corp., 4.25%, 04/22/32 (Call 01/22/32)	645	617,491
		8,722,653
Software — 2.1%
Fidelity National Information Services Inc., 5.10%, 07/15/32 (Call 04/15/32)(a)	682	676,353
Oracle Corp., 6.25%, 11/09/32 (Call 08/09/32)	1,787	1,888,430
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)	486	443,461
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)(a)	995	892,863
		3,901,107
Telecommunications — 6.4%
America Movil SAB de CV, 4.70%, 07/21/32 (Call 04/21/32)	605	582,542
AT&T Inc., 2.25%, 02/01/32 (Call 11/01/31)	2,097	1,644,488
Bell Telephone Co. of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(a)	581	463,214
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	424	537,399
Motorola Solutions Inc., 5.60%, 06/01/32 (Call 03/01/32)	540	536,323
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)	1,575	1,367,195
Sprint Capital Corp., 8.75%, 03/15/32	1,638	1,974,298
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	769	650,989
T-Mobile USA Inc., 2.70%, 03/15/32 (Call 01/15/29)	898	738,416
Security	Par/ Shares (000)	Value

Telecommunications (continued)
Verizon Communications Inc., 2.36%, 03/15/32 (Call 12/15/31)	$3,757	$2,998,387
Vodafone Group PLC, 6.25%, 11/30/32	437	465,667
		11,958,918
Transportation — 1.6%
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	737	685,064
CSX Corp., 4.10%, 11/15/32 (Call 08/15/32)(a)	858	812,131
Norfolk Southern Corp., 3.00%, 03/15/32 (Call 12/15/31)(a)	590	507,011
Union Pacific Corp., 2.80%, 02/14/32 (Call 11/14/31)	1,110	954,888
		2,959,094
Trucking & Leasing — 0.2%
GATX Corp., 3.50%, 06/01/32 (Call 03/01/32)	382	324,467

Water — 0.3%
American Water Capital Corp., 4.45%, 06/01/32 (Call 03/01/32)(a)	619	596,691

Total Long-Term Investments — 98.4%
(Cost: $186,348,359)		184,747,106

Short-Term Securities

Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)(e)	23,004	23,010,637
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	970	970,000

Total Short-Term Securities — 12.8%
(Cost: $23,979,179)		23,980,637

Total Investments — 111.2%
(Cost: $210,327,538)		208,727,743

Liabilities in Excess of Other Assets — (11.2)%		(20,996,954)

Net Assets — 100.0%		$187,730,789

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,614,258	$21,397,098	(a)	$—	$(2,675)	$1,956	$23,010,637	23,004	$38,291	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	940,000	(a)	—	—	—	970,000	970	8,914		—
					$(2,675)	$1,956	$23,980,637		$47,205		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$184,747,106	$—	$184,747,106
Short-Term Securities
Money Market Funds	23,980,637	—	—	23,980,637
	$23,980,637	$184,747,106	$—	$208,727,743